Shareholders’ Equity	12 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on June 30, 2021. The authorized number of ordinary shares is 500,000,000 with par value of $0.0001 per share. On June 30, 2021, the Company issued 10,000 to six shareholders. On September 18, 2021, the Company issued 14,990,000 ordinary shares to six existing shareholders and eight new shareholders. The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260.

On January 24, 2022, the Company issued 7,500,000 ordinary shares, to all existing shareholders on a pro rata basis. Cash consideration of $750 for the issuance of 7,500,000 ordinary shares was all received on March 4, 2022. The issuance of the 7,500,000 shares was for initial capitalization structure purposes.

On May 5, 2022, the Company issued an aggregated 468,000 shares of ordinary shares to all fourteen existing shareholders and to two new investors for cash consideration of $46.80 that was received on May 6, 2022.

On May 5, 2022, the Company issue an aggregated 1,032,000 ordinary shares to two new investors for cash consideration of $895,000. The cash consideration was all received in August and September 2021.

On October 22, 2023, the Company entered into a share purchase agreement with a third-party investor, pursuant to which the investor agreed to purchase 1,000,000 ordinary shares at a purchase price of $5.00 per share for a total consideration of $5,000,000. The consideration was received by the Company on October 24, 2023 and the Company issued 1,000,000 ordinary shares on October 25, 2023.

The cash consideration of $4,999,823 was all received on October 24, 2023.

On April 1, 2024, the Company closed its initial public offering (“IPO”) of 2,000,000 ordinary shares, priced at $5.00 per share, and received the cash consideration of $8,783,700, after deducting underwriting discounts and expenses. The Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-262412, “Form F-1”), originally filed with the SEC on January 28, 2022 (as amended) (the “Registration Statement”). The Form F-1 was declared effective by the SEC on March 25, 2024, and commenced trading under the ticker symbol “UBXG.”

On September 18, 2024, the Company adopted the 2024 Equity Incentive Plan (the “ESOP”), and the number of ordinary shares of US$0.0001 each of the Company (the “Shares”) authorized and deliverable under the ESOP was 2,700,000. The ESOP provided for the grant of awards to eligible employees, consultants and advisors. It granted a total of 2,700,000 Shares with $0.82 per share which can be vested immediately.

On October 24, 2024, the Company held its annual meeting of shareholders (the “Annual Meeting”), and the shareholders passed a special resolution to affect a one-for-sixteen reverse share split, and the reverse share split came to be completed on November 27, 2024.

On November 28, 2024, the Company entered into a Securities Purchase Agreement with several non-U.S. investors for a private placement (the “PIPE Offering”) of 1,425,000 ordinary shares and warrants to purchase an aggregate of 4,275,000 ordinary shares at a combined purchase price of US$ 4.00 per ordinary share and three accompanying warrants, for total gross proceeds of US$ 5.7 million. Net proceeds from the offering are intended to be used for administrative expenses, talent acquisition and working capital purposes.

Each Warrant is immediately exercisable and expires five years from the date of issuance. The initial exercise price of each Warrant was US$ 4.00 per share and was subject to a reset mechanism seven calendar days after closing to 20% of the Nasdaq Minimum Price of the Company’s ordinary share on the date of the Securities Purchase Agreement, with a corresponding adjustment to the number of warrant shares issuable such that the aggregate exercise price remained constant. The Warrants also contain customary anti-dilution adjustments for share dividends, splits, combinations and similar events, and may be exercised for cash or on a cashless basis under specified conditions.

The Company’s Chief Executive Officer and Director, Mr. Jian Chen, participated in the PIPE Offering on the same terms as other investors and purchased 525,000 ordinary shares and 1,575,000 warrants at the offering price. The transaction was negotiated on an arm’s-length basis and was approved by the Company’s shareholders and Board of Directors. The CEO’s participation has been disclosed as a related party transaction in Note 9.

This Warrant can be exercised and issue 17,398,535 new Ordinary Shares, in whole or in part, at such time by means of a “cashless exercise”.

During March 25, 2025 and April 9, 2025, the Company exercised all of the warrants under the above PIPE transaction and issued 17,398,535 new Ordinary Shares.

As a result, the Company had 20,784,142 and 1,687,500 shares issued and outstanding as of June 30, 2025 and 2024.

The PIPE Offering closed on November 28, 2024. The Company accounted for the proceeds from the offering by allocating the total consideration between the ordinary shares and warrants based on their relative fair values on the date of issuance in accordance with ASC 480 and ASC 505. No gain or loss was recognized upon issuance of the warrants.

Statutory reserves and restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries are required to annually appropriate 10% of their net after-tax income to a statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As of June 30, 2025 and 2024, the Company’s PRC entities collectively attributed $374,343and $570,807 retained earnings to their statutory reserves, respectively. In 2025, the company dissolved two subsidiaries, and correspondingly, the statutory reserves of the two subsidiaries were reversed, as of $169,512 and $89,836, respectively. As a result, the statutory reserves of the parent company were reversed contemporaneously.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC accounting standards and regulations, the PRC entities are restricted from transferring a portion of their net assets. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries. As of June 30, 2025 and 2024, the aggregate amounts of restricted net assets of the relevant PRC entities amounted to $ 548,657 and $187,696, respectively.